Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 3,966	$ 2,006	$ 1,108
Items to reconcile net income and cash flows from operating activities:
Depreciation and amortization	1,216	1,045	923
Interest and amortization of issuance costs on convertible bonds	1	36	44
Interest on settled convertible bonds		(40)	(41)
Loss on financial instruments, net		43	26
Non-cash stock-based compensation	215	221	155
Other non-cash items	(69)	(153)	(130)
Deferred income tax	3	45	(8)
Income on equity-method investments			(2)
Impairment, restructuring charges and other related closure costs, net of cash payments		2	(3)
Changes in assets and liabilities:
Trade receivables, net	(231)	(307)	(72)
Inventories	(650)	(188)	(84)
Trade payables	240	95	161
Other assets and liabilities, net	511	255	16
Net cash from operating activities	5,202	3,060	2,093
Cash flows used in investing activities:
Payment for purchase of tangible assets	(3,528)	(1,830)	(1,283)
Proceeds from sale of tangible assets	4	2	4
Payment for purchase of marketable securities	(687)
Proceeds from matured marketable securities		132
Net proceeds from (investment in) short-term deposits	(293)	290	(577)
Payment for purchase of intangible assets	(87)	(97)	(75)
Net payment for financial assets		(17)
Proceeds from sale of financial assets		2
Proceeds from sale of equity investments			1
Payment for business acquisitions, net of cash acquired			(113)
Net cash used in investing activities	(4,591)	(1,518)	(2,043)
Cash flows from (used in) financing activities:
Proceeds from long-term debt	200	788	4
Net proceeds from issuance of convertible bonds			1,567
Repayment of issued convertible bonds		(1,223)	(709)
Repayment of long-term debt	(134)	(134)	(184)
Repurchase of common stock	(346)	(485)	(125)
Dividends paid to stockholders	(212)	(205)	(168)
Dividends paid to noncontrolling interest	(6)	(6)	(6)
Payment of withholding tax on vested shares	(44)	(49)	(31)
Payment for deferred consideration on business acquisitions	(25)
Net cash from (used in) financing activities	(567)	(1,314)	348
Effect of changes in exchange rates	(11)	(9)	1
Net cash increase	33	219	399
Cash, cash equivalents and restricted cash at beginning of the period	3,225	3,006	2,607
Cash and cash equivalents at end of the period	3,258	3,225	3,006
Supplemental cash information:
Interest paid	2	2	7
Income tax paid	$ 416	$ 279	$ 138